Fair value measurements and Hedging (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Derivative instruments effect on statement of operations
	Years ended December 31,
	2017	2018	2019
Consolidated Statement of Operations
Gain/(loss) on derivative financial instruments, net
Unrealized gain/(loss) after de-designation of accounting hedging relationship (April 1, 2015)	$2,802	$140	$-
Realized gain/(loss) after de-designation of accounting hedging relationship (April 1, 2015)	(2,556)	(141)	-
Write-off of unrealized losses related to forecasted transactions which are no longer considered probable reclassified from other comprehensive income/(loss)	-	708	-
Ineffective portion of cash flow hedges	-	-	-
Total Gain/(loss) on derivative financial instruments, net	$246	$707	$-

Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 9)	(852)	3	-
Total Gain/(loss) recognized	$(852)	$3	$-

Gain/(loss) on forward freight agreements and bunker swaps
Realized gain/(loss) on forward freight agreements	(877)	(599)	6,043
Realized gain/(loss) on bunker swaps	-	1,491	(1,386)
Unrealized gain/(loss) on forward freight agreements	(24)	520	(321)
Unrealized gain/(loss) on bunker swaps	60	(1,859)	75
Total Gain/(loss) recognized	$(841)	$(447)	$4,411

Fair value measurements on a recurring basis
Quoted Prices in Active Markets for Identical Assets (Level 1)
	December 31, 2018		December 31, 2019
	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Forward freight agreements - asset position	$ 537	-	$ 216	-
Total	$ 537	-	$ 216	-
LIABILITIES
Bunker swaps - liability position	1,799	-	$ 1,724	-
Total	$ 1,799	-	$ 1,724	-

Fair value measurements on a nonrecurring basis
Long-lived assets held and used	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Impairment loss
	(Level 1)	(Level 2)	(Level 3)
Held for sale	$ -	$ 5,949	$ -	$ 1,606
Vessels, net	$ -	$ 14,893	$ -	$ 16,178
TOTAL	$ -	$ 20,842	$ -	$ 17,784

Long-lived assets held and used	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Impairment loss
	(Level 1)	(Level 2)	(Level 3)
Vessels, net	$ -	$ 24,475	$ -	$ 3,411
TOTAL	$ -	$ 24,475	$ -	$ 3,411